CCMA Select Money Market Fund
                           (A Delaware Business Trust)



                              Financial Statements
                               As of June 30, 2002
                       with Report of Independent Auditors







                         Report of Independent Auditors



To the Shareholder and Board of Trustees of the CCMA Select Money Market Fund:

We have audited the accompanying statement of assets and liabilities of the CCMA Select Money Market Fund of the CCMA Select Investment Trust (a Delaware business trust) as of June 30, 2002, and the related statements of operations and changes in net assets for the period September 19, 2001 to June 30, 2002. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above presents fairly, in all material respects, the financial position of the CCMA Select Money Market Fund at June 30, 2002, and the results of its operations and changes in its net assets for the period September 19, 2001 to June 30, 2002, in conformity with accounting principles generally accepted in the United States.

                                                     /s/ Ernst & Young LLP
Chicago, Illinois
August 26, 2002



                          CCMA Select Money Market Fund
                           (a Delaware Business Trust)

                       STATEMENT OF ASSETS AND LIABILITIES
                               As of June 30, 2002


                                     ASSETS
--------------------------------------------------------------------------------

Variable Rate Demand Note -
     Firstar Bank, 1.59%* (cost - $100,230)                         $100,230
                                                                   ---------
TOTAL ASSETS                                                         100,230
                                                                   ---------

                                   LIABILITIES
--------------------------------------------------------------------------------
Taxes Payable
                                                                         182
                                                                   ---------
TOTAL LIABILITIES                                                        182
                                                                   ---------

NET ASSETS (Equivalent to $1.00 per share based on 100,000 shares outstanding)
                                                                    $100,048
                                                                   =========


* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed above are as of June 30, 2002.


                             See accompanying notes


                          CCMA Select Money Market Fund
                           (a Delaware Business Trust)


                          STATEMENTS OF OPERATIONS AND
                              CHANGES IN NET ASSETS
                 Period from September 19, 2001 to June 30, 2002


INVESTMENT INCOME

Interest Income                                                    $     768

EXPENSES

Taxes                                                                   (182)

                                                                   ---------

NET INVESTMENT INCOME
                                                                         586
                                                                   ---------


REALIZED AND UNREALIZED GAINS (LOSSES)                                     -
                                                                   ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
                                                                         586
                                                                   ---------

DISTRIBUTIONS                                                            538
                                                                   ---------

TOTAL INCREASE
                                                                          48
                                                                   ---------


NET ASSETS BEGINNING OF PERIOD                                       100,000
---------------------------------------------------------------    ---------


NET ASSETS END OF PERIOD (including undistributed net investment income of $48)
                                                                   $ 100,048
                                                                   =========




                             See accompanying notes




                          CCMA Select Money Market Fund
                           (A Delaware Business Trust)

                          NOTES TO FINANCIAL STATEMENTS
                                  June 30, 2002


1.   ORGANIZATION

     The CCMA Select Investment Trust (the "Trust") was organized as a Delaware business trust on May 31, 2001 and is registered under the Investment
     Company Act of 1940, as amended (the "1940 Act"), as an open-ended management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The series presented is the CCMA Select Money Market Fund (the "Fund"). The Fund has had no operations other than those relating to organizational matters, including the sale of 100,000 shares for cash in the amount of $100,000 of the Fund to capitalize the Fund, which were sold to CCM Advisors, LLC (the "Adviser"), on September 19, 2001.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     a.   Organization and Prepaid Initial Registration Expenses

          Expenses incurred by the Trust in connection with its organization were assumed by the Adviser. The Fund is not required to reimburse the Adviser for these costs.

     b.   Federal Income Taxes

          As of June 30, 2002, the Fund was considered a C corporation for tax purposes. Therefore, taxes payable have been accrued by the Fund. The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes upon commencement of operations.

     c.   Investment Valuation

          Short-term debt instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

     d.   Interest Income

          Interest income is recognized on an accrual basis.


3.   RELATED PARTIES

     The Trust has an Investment Advisory Agreement (the "Agreement") with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of .10% of average daily net assets.

     The Adviser has agreed to voluntarily reimburse the Funds' other expenses (excluding management fees) to the extent they exceed .35% of its average net assets.

4.   FINANCIAL HIGHLIGHTS

     The net asset value per share of the Fund was $1.00 at the beginning and end of the period presented. Interest income earned, tax expense incurred and distributions during the period were insignificant ($0.008, $0.002 and $0.005 per share, respectively). Total return, the ratio of expenses to average net assets and the ratio of net investment income to average net assets was .59%, .18% and .59%, on a non-annualized basis.

5.   SUBSEQUENT EVENT

     On August 16, 2002, the sole shareholder withdrew all of the cash from the Fund.